Share capital	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Share capital
Note 9. Share capital
Common shares

$ millions, except number of shares, for the three months ended		2024 Jan. 31	2023 Jan. 31
	Number of shares	Amount	Number of shares	Amount
Balance at beginning of period	931,098,941	$16,082	906,040,097	$14,726
Issuance pursuant to:
Equity-settled share-based compensation plans (1)	379,025	20	131,331	6
Shareholder investment plan (2)	5,117,729	308	4,746,425	272
Employee share purchase plan	671,192	39	740,514	44
	937,266,887	$16,449	911,658,367	$15,048
Treasury shares	(43,542)	(2)	(29,571)	(2)
Balance at end of period	937,223,345	$16,447	911,628,796	$15,046
(1)	Includes the settlement of contingent consideration related to prior acquisitions.
(2)
Commencing with the dividends paid on January 27, 2023, the participants in the Dividend Reinvestment Option and Stock Dividend Option of the Shareholder Investment Plan received a 2% discount from average market price on dividends reinvested in additional common shares issued from Treasury.

Regulatory capital, leverage and total loss absorbing capacity (TLAC) ratios
Our capital, leverage and TLAC ratios are presented in the table below:

$ millions, as at		2024 Jan. 31	2023 Oct. 31
Common Equity Tier 1 (CET1) capital		$41,160	$40,327
Tier 1 capital	A	46,103	45,270
Total capital		53,779	52,119
Total risk-weighted assets (RWA)	B	316,333	326,120
CET1 ratio		13.0%	12.4%
Tier 1 capital ratio		14.6%	13.9%
Total capital ratio		17.0%	16.0%
Leverage ratio exposure	C	$1,080,906	$1,079,103
Leverage ratio	A/C	4.3%	4.2%
TLAC available	D	$99,812	$100,176
TLAC ratio	D/B	31.6%	30.7%
TLAC leverage ratio	D/C	9.2%	9.3%
Our regulatory capital ratios are determined in accordance with the Capital Adequacy Requirements Guideline issued by OSFI, which are based on the capital standards developed by the Basel Committee on Banking Supervision. CIBC has been designated by OSFI as a domestic systemically important bank (D-SIB) in Canada, and is subject to a CET1 surcharge equal to 1.0% of RWA. OSFI also expects D-SIBs to hold a Domestic Stability Buffer (DSB) of 3.5%, which was increased from 3.0% effective November 1, 2023. The resulting targets established by OSFI for D-SIBs, including all buffer requirements, for the CET1, Tier 1, and Total capital ratios are 11.5%, 13.0%, and 15.0%, respectively.
To supplement risk-based capital requirements, OSFI expects federally regulated deposit-taking institutions to have a leverage ratio, which is a non-risk-based capital metric, that meets or exceeds 3.5%, including a 0.5% D-SIB buffer.
Under the TLAC guideline, OSFI also requires D-SIBs to maintain a supervisory target TLAC ratio (which builds on the risk-based capital ratios) and a minimum TLAC leverage ratio (which builds on the leverage ratio). OSFI expects D-SIBs to have a minimum risk-based TLAC ratio of 21.5% plus the then applicable DSB requirement (3.5% as noted above), and a minimum TLAC leverage ratio of 7.25%. These targets may be higher for certain institutions at OSFI’s discretion.
During the quarter ended January 31, 2024, we have complied with OSFI’s regulatory capital, leverage ratio, and TLAC requirements.